Annual Total Returns - Franklin Mutual Global Discovery Fund [BarChart] - Franklin Mutual Series Funds-29 - Franklin Mutual Global Discovery Fund - Class A	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	11.08%
Annual Return 2011	(2.99%)
Annual Return 2012	13.34%
Annual Return 2013	25.26%
Annual Return 2014	5.01%
Annual Return 2015	(3.63%)
Annual Return 2016	12.56%
Annual Return 2017	9.57%
Annual Return 2018	(10.99%)
Annual Return 2019	24.37%